Pacer Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St.
Milwaukee, WI 53202

October 2, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:    Pacer Funds Trust (the “Trust”)
    File Nos. 333-201530 and 811-23024

Dear Sir or Madam:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, the Investment Company Act of 1940, and the regulations thereunder, transmitted herewith on behalf of the Trust to add a new series is Post-Effective Amendment No. 69 and Amendment No. 71 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The primary purpose of the Amendment is to register shares on behalf of the series in Appendix A attached hereto as new series of the Trust.

If you have any questions or require further information, please contact me at michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky
Senior Vice President
U.S. Bank Global Fund Services,
as Administrator for the Trust

Appendix A

Pacer Swan SOS Conservative (December) ETF
Pacer Swan SOS Conservative (March) ETF
Pacer Swan SOS Conservative (June) ETF
Pacer Swan SOS Conservative (September) ETF
Pacer Swan SOS Moderate (December) ETF
Pacer Swan SOS Moderate (March) ETF
Pacer Swan SOS Moderate (June) ETF
Pacer Swan SOS Moderate (September) ETF
Pacer Swan SOS Flex (December) ETF
Pacer Swan SOS Flex (March) ETF
Pacer Swan SOS Flex (June) ETF
Pacer Swan SOS Flex (September) ETF
Pacer Swan SOS Fund of Funds ETF